Property, Plant and Equipment - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gross Cost	$ 20,552	$ 19,739
Accumulated Depreciation	(16,545)	(16,244)
Net Cost	4,007	3,495
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	78	79
Net Cost	78	79
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	905	902
Accumulated Depreciation	(505)	(487)
Net Cost	400	415
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,193	3,170
Accumulated Depreciation	(2,762)	(2,748)
Net Cost	431	422
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	15,336	14,882
Accumulated Depreciation	(12,790)	(12,582)
Net Cost	2,546	2,300
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	382	381
Accumulated Depreciation	(335)	(334)
Net Cost	47	47
Operating Lease Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	266
Accumulated Depreciation	(60)
Net Cost	206
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	110	123
Accumulated Depreciation	(93)	(93)
Net Cost	17	30
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	282	202
Net Cost	$ 282	$ 202